Related Parties - Narrative (Details) - Parent - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ (1,016)
Pension liabilities transferred from the Parent
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 25	$ 0	$ 0